Other operating income and expenses	12 Months Ended
Dec. 31, 2018
Other operating income and expenses
Other operating income and expenses

46.   Other operating income and expenses

Other operating income and Other operating expenses in the consolidated income statements include:

	Million of euros
	2018	2017	2016
Insurance activity	51	57	63
Income from insurance and reinsurance contracts issued	3,175	2,546	1,900
Of which:
Insurance and reinsurance premium income	3,011	2,350	1,709
Reinsurance income (Note 15)	164	196	191
Expenses of insurance and reinsurance contracts	(3,124)	(2,489)	(1,837)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(2,883)	(2,249)	(1,574)
Reinsurance premiums paid	(241)	(240)	(263)
Other operating income	1,643	1,618	1,919
Non- financial services	367	472	698
Other operating income	1,276	1,146	1,221
Other operating expense	(2,000)	(1,966)	(1,977)
Non-financial services	(270)	(302)	(518)
Other operating expense:	(1,730)	(1,664)	(1,459)
Of which, credit institutions deposit guarantee fund and single resolution fund	(895)	(848)	(711)
	(306)	(291)	5

Most of the Bank’s insurance activity is carried on in life insurance.